Note Investment Securities Held-to-maturity (Amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities HTM) (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2017		Dec. 31, 2016
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, fair value	$ 84,303	[1]	$ 75,576	[2]
Gross Unrealized Gains	3,838		1,372
Gross Unrealized Losses	13,356		23,897
Amortized Cost	$ 93,821	[1]	$ 98,101	[2]
Weighted Average Yield	3.37%		3.46%
Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, fair value	$ 3,709
Amortized Cost	3,795
After 1 and within 5 years
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, fair value	11,842
Amortized Cost	15,985
After 5 to 10 years
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, fair value	20,406
Amortized Cost	29,307
After 10 years
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, fair value	48,346
Amortized Cost	44,734
Obligations of Puerto Rico, States and political subdivisions
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, fair value	83,239		$ 73,540
Gross Unrealized Gains	3,834		1,368
Gross Unrealized Losses	13,349		23,855
Amortized Cost	$ 92,754		$ 96,027
Weighted Average Yield	3.38%		3.49%
Obligations of Puerto Rico, States and political subdivisions | Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, fair value	$ 3,216		$ 1,865
Gross Unrealized Gains	0		0
Gross Unrealized Losses	79		1,240
Amortized Cost	$ 3,295		$ 3,105
Weighted Average Yield	5.96%		5.90%
Obligations of Puerto Rico, States and political subdivisions | After 1 and within 5 years
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, fair value	$ 11,342		$ 8,583
Gross Unrealized Gains	0		0
Gross Unrealized Losses	4,143		5,957
Amortized Cost	$ 15,485		$ 14,540
Weighted Average Yield	6.05%		6.02%
Obligations of Puerto Rico, States and political subdivisions | After 5 to 10 years
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, fair value	$ 20,335		$ 10,869
Gross Unrealized Gains	0		0
Gross Unrealized Losses	8,905		7,766
Amortized Cost	$ 29,240		$ 18,635
Weighted Average Yield	3.89%		6.20%
Obligations of Puerto Rico, States and political subdivisions | After 10 years
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, fair value	$ 48,346		$ 52,223
Gross Unrealized Gains	3,834		1,368
Gross Unrealized Losses	222		8,892
Amortized Cost	$ 44,734		$ 59,747
Weighted Average Yield	1.93%		1.91%
Collateralized Mortgage Obligations - Federal agencies
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, fair value	$ 71		$ 78
Gross Unrealized Gains	4		4
Gross Unrealized Losses	0		0
Amortized Cost	$ 67		$ 74
Weighted Average Yield	5.45%		5.45%
Collateralized Mortgage Obligations - Federal agencies | After 5 to 10 years
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, fair value	$ 71		$ 78
Gross Unrealized Gains	4		4
Gross Unrealized Losses	0		0
Amortized Cost	$ 67		$ 74
Weighted Average Yield	5.45%		5.45%
Other
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, fair value	$ 993		$ 1,958
Gross Unrealized Gains	0		0
Gross Unrealized Losses	7		42
Amortized Cost	$ 1,000		$ 2,000
Weighted Average Yield	2.47%		2.05%
Other | Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, fair value	$ 493		$ 997
Gross Unrealized Gains	0		0
Gross Unrealized Losses	7		3
Amortized Cost	$ 500		$ 1,000
Weighted Average Yield	1.96%		1.65%
Other | After 1 and within 5 years
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, fair value	$ 500		$ 961
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		39
Amortized Cost	$ 500		$ 1,000
Weighted Average Yield	2.97%		2.44%

[1]	Includes $92.8 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.
[2]	Includes $53.1 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.